Fair Value (Narrative) (Details) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Swap [Member]
Fair Value Disclosures [Line Items]
Credit risk valuation adjustment, decrease in fair value of liability	$ 0.9	$ 3.6
Credit risk valuation adjustment, decrease in fair value of liability, net of tax	$ 0.6	$ 2.3